INCOME TAXES (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Expected income tax expense at federal tax rate									$ 2,640,487	$ 1,596,313
State taxes net of federal benefit									177,559	127,658
Nondeductible expenses									28,890	21,246
Nontaxable income									(320,054)	(347,329)
Other									249,343	135,687
Total income tax expense, Amount	$ 866,211	$ 830,244	$ 492,727	$ 587,043	$ 203,823	$ 653,856	$ 654,648	$ 21,248	$ 2,776,225	$ 1,533,575
Expected income tax expense at federal tax rate									34.00%	34.00%
State taxes net of federal benefit									2.29%	2.72%
Nondeductible expenses									0.37%	0.45%
Nontaxable income									(4.12%)	(7.40%)
Other									3.21%	2.89%
Total income tax expense									35.75%	32.66%